--------------------------------------------------------------------------------
                                 MORGAN STANLEY
                                  DEAN WITTER
                                INDIA INVESTMENT
                                   FUND, INC.
--------------------------------------------------------------------------------




                              THIRD QUARTER REPORT
                            SEPTEMBER 30, 2000 MORGAN
                         STANLEY DEAN WITTER INVESTMENT
                                 MANAGEMENT INC.
                               INVESTMENT ADVISER




                          MORGAN STANLEY DEAN WITTER
                          INDIA INVESTMENT FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

John S.Y. Chu
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

R.M.J. Gerard La Hausse
de la Louviere
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/im.

Letter to Shareholders
----------------------

For the nine months ended September 30, 2000, the Morgan Stanley Dean Witter India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -32.14% compared to -25.19% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index (the "Index"). For the period from the Fund's commencement of operations on February 25, 1994 through September 30, 2000, the Fund's total return, based on net asset value per share, was 10.37% compared to -30.08% for the Index. On September 30, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $10 3/8, representing a 32.3% discount to the Fund's net asset value per share.

Emerging markets hit a trouble spot in the third quarter, whipsawed by the global turbulence in technology stocks. And in yet another sign of the changed times, the Indian market, traditionally referred to as one of the more defensive markets, found it hard to remain insulated from the global storm. Indian equities sold off violently towards the end of the third quarter with another comeback attempt failing and ending in even lower lows.

The November 1999 - March 2000 period, characterized by unprecedented valuations and extraordinary optimism, seems like a distant memory. Our fear had always been that the investment world was being carried away by the technological revolution sweeping the world, reaching a crescendo with the internet being viewed as the latest gold rush. Now market participants are behaving as if they want to exorcise the valuation matrices of that exceptional period. Valuations of many stocks are fast returning to more sane levels. Markets may have a cyclical bias and a new bull market will emerge again but we doubt that the November - March period will return anytime soon.

Accordingly, our portfolio strategy, which has evolved through the course of the year, has been to systematically move to a defensive stance. We started the year by significantly reducing our exposure towards the TMT (technology, media, and telecommunication) sector. The plan was to sell into strength during the heady first quarter. The debate then was whether to re-invest in the other sectors or raise cash levels. As policy, we do not like to keep cash levels beyond a very basic minimum. However, given the fact that we were going through an extraordinary period, where markets in general were facing a hard landing following a dizzying run, we took the unusual step of raising cash levels to an average of around 8 - 9%.

Based on past experience, our belief was that leadership usually does not change at the end of a bull market. If the TMT stocks were going to be de-rated, it was unlikely that other sectors were going to be re-rated. Confidence for the market as a whole suffers when the popular stocks fall sharply and it takes a new bull market for fresh leadership to emerge. Our long-standing experience in India has taught us that basic market lesson as depicted in late 1994 when the entire market was affected when the leaders (e.g. finance firms) fell.

It is a testing time for all investors when a market's total capitalization more than halves in just a few months. But we would like to view the recent falls as a natural correction from the psychosis that came to afflict the investment world. From a performance standpoint as well, it is difficult to outperform indices following a massive outperfor-mance spell. Still, our attempt is to live up to that challenge and protect the shareholders' investment value.

We will look to put our cash back to work in the Fund during the coming months as we are hopeful that in terms of price destruction, the worst is behind us. Our effort will then shift to identifying the winners of the next cycle and, while it is hard to call what the nature of new cycle would be like, our focus will remain on continuing to hold on to the record of sustained outperformance.

On August 10, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the nine month period ended September 30, 2000, the Fund repurchased 4,182,200 shares or 12.83% of its Common Stock at an average price per share of $11.41, excluding $209,000 in commissions paid, and an average discount of 33.12% from net asset value per share. For the year ended December 31, 1999, the Fund repurchased 1,636,300 shares or 4.78% of its Common Stock at an average price per share of $8.42, excluding $82,000 in commissions paid, and an average discount of 26.21% from net asset value per share. Since the inception of the program, the Fund has repurchased 7,288,800 shares or 20.41% of its Common Stock at an average price per share of $9.76, excluding $364,000 in commissions paid, and an average discount of 30.91% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,


/s/Harold J. Schaaff, Jr.

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR
October 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.



--------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/im.

Morgan Stanley Dean Witter India Investment Fund, Inc.
Investment Summary as of September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL                                                    TOTAL RETURN (%)
INFORMATION              --------------------------------------------------------------------------
                                MARKET VALUE (1)       NET ASSET VALUE (2)          INDEX (3)
                         -----------------------  -------------------------  --------------------
                                       AVERAGE              AVERAGE                      AVERAGE
                          CUMULATIVE   ANNUAL  CUMULATIVE   ANNUAL      CUMULATIVE       ANNUAL
                         ----------- --------- ------------ ----------- -----------  -------------
         YEAR TO DATE      -37.12%        --     -32.14%        --        -25.19%           --
         ONE YEAR          -21.70     -21.70%    -15.68     -15.68%       -11.15        -11.15%
         FIVE YEAR           0.00       0.00      49.13       8.32         -3.51         -0.71
         SINCE INCEPTION*  -25.31      -4.32      10.37       1.51        -30.08         -5.28

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                    [GRAPH]

                                                           YEAR ENDED DECEMBER 31,                         NINE MONTHS
                                                                                                              ENDED
                                                                                                           SEPTEMBER 30,
                                      1994*       1995        1996        1997        1998        1999        2000
                                    --------    --------    --------    --------    --------    --------   -------------
Net Asset Value Per Share .......   $  13.99    $   8.91    $   8.81    $   8.83    $   9.19    $  22.59    $  15.33
Market Value Per Share ..........   $  11.25    $   9.13    $   9.50    $   8.38    $   6.75    $  16.50    $  10.38
Premium/(Discount) ..............     -19.6 %       2.5 %       7.8 %      -5.1 %     -26.6 %     -27.0 %     -32.3 %
Capital Gains Distributions .....   $   0.17          --          --          --          --          --          --
Fund Total Return (2) ...........       0.72%     -36.31%      -1.12%       0.23%       4.08%     145.81%     -32.14%
Index Total Return (3) ..........      -7.88%     -31.53%      -6.49%       6.43%     -20.98%      88.41%     -25.19%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index including the equity shares of 100 companies from the "Specified" and the "Non-specified" list of the 5 major stock exchanges, namely, Bombay, Calcutta, Delhi, Ahmedabad and Madras, expressed in U.S. dollar terms.
  *  The Fund commenced operations on February 25, 1994.

Morgan Stanley Dean Witter India Investment Fund, Inc. Portfolio Summary as of September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

[PIE CHART]

Equity Securities                    (90.5%)
Short-Term Investments                (9.5%)

--------------------------------------------------------------------------------
INDUSTRIES

[PIE CHART]

IT Consulting & Services             (20.9%)
Automobiles                          (10.9%)
Pharmaceuticals                       (8.1%)
Chemicals                             (7.4%)
Food Products                         (5.1%)
Diversified Financials                (4.1%)
Electrical Equipment                  (3.1%)
Machinery                             (2.7%)
Oil & Gas                             (2.5%)
Communications Equipment              (2.3%)
Other*                               (32.9%)

-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS**

                                                  PERCENT OF
                                                  NET ASSETS
                                                  ----------
 1. Infosys Technologies Ltd.                      20.0%
 2. Hero Honda Motors Ltd.                          7.6
 3. Housing Development Finance Corp., Ltd.         4.0
 4. Bharat Heavy Electricals Ltd.                   3.1
 5. Tata Engineering & Locomotive Co., Ltd.         2.8
 6. Cipla Ltd.                                      2.6
 7. Global Tele-Systems Ltd.                        2.3
 8. Container Corp. of India Ltd.                   2.1
 9. Dabur India Ltd.                                1.9
10. Zee Telefilms Ltd.                              1.9
                                                   ----
                                                   48.3%
                                                   ----
                                                   ----


* Other includes industries not shown separately and other assets and liabilities.
** Excludes short-term investments.

INVESTMENTS (UNAUDITED)
-------------
SEPTEMBER 30, 2000

                                                                     VALUE
                                                    SHARES            (000)
---------------------------------------------------------------------------
COMMON STOCKS (87.5%)
(Unless otherwise noted)
---------------------------------------------------------------------------
AUTO COMPONENTS (2.2%)
  Apollo Tyres Ltd.                                  2,075    U.S.$       3
  Motherson Sumi Systems Ltd.                          400                2
  Motor Industries Co., Ltd.                        39,942            3,032
  MRF Ltd.                                         138,230            2,720
  Rane (Madras) Ltd.                               213,100              209
  Sundaram Fasteners Ltd.                          451,800            3,754
                                                              -------------
                                                                      9,720
                                                              -------------
---------------------------------------------------------------------------
AUTOMOBILES (10.9%)
  Hero Honda Motors Ltd.                         1,827,232           32,916
  Patheja Forgings & Auto Parts Ltd.               450,000               -- @
  Rane Engine Valves Ltd.                           92,650               66
  Tata Engineering &
    Locomotive Co., Ltd.                         6,920,814           12,192
  TVS Suzuki Ltd.                                  614,622            2,286
                                                              -------------
                                                                     47,460
                                                              -------------
---------------------------------------------------------------------------
BANKS (1.8%)
  HDFC Bank Ltd.                                 1,507,400            7,767
                                                              -------------
---------------------------------------------------------------------------
BROADCASTING & CABLE TV (0.5%)
  Television Eighteen India Ltd.                   211,885            2,152
                                                              -------------
---------------------------------------------------------------------------
CHEMICALS (7.4%)
  Asian Paints (India) Ltd.                      1,194,393            5,716
  Aventis Cropscience India Ltd.                   557,060            2,477
  Colour-Chem Ltd.                                  64,602            1,243
  ICI (India) Ltd.                                  25,000               38
  Indo Gulf Corp., Ltd.                          5,730,270            4,343
  Monsanto India Ltd.                               73,700            1,616
  Novartis India Ltd.                              407,930            7,076
  Reliance Industries Ltd.                         997,000            7,429
  Sudarshan Chemical
    Industries Ltd.                                234,552              212
  Supreme Industries Ltd.                          816,900            2,074
                                                              -------------
                                                                     32,224
                                                              -------------
---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.2%)
  Modi Xerox Ltd.                                  718,266              915
                                                              -------------
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (2.3%)
  Global Tele-Systems Ltd.                         395,000            9,991
                                                              -------------
---------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.5%)
  Gujarat Ambuja Cements Ltd.                      650,861            2,197
                                                              -------------
---------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.8%)
  Vikas WSP Ltd.                                   340,000            3,512
                                                              -------------
---------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (4.1%)
  Housing Development Finance
    Corp., Ltd.                                  1,823,076    U.S.$  17,263
  Tata Finance Ltd.                                355,000              526
  UTI Mastergain                                     1,600               -- @
                                                              -------------
                                                                     17,789
                                                              -------------
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
  Mahanagar Telephone Nigam Ltd.                   902,913            2,154
  Videsh Sanchar Nigam Ltd.                         25,214              401
                                                              -------------
                                                                      2,555
                                                              -------------
---------------------------------------------------------------------------
ELECTRIC UTILITIES (0.8%)
  Jyoti Structures Ltd.                            167,700              117
  Tata Power Co., Ltd.                           2,242,933            3,368
                                                              -------------
                                                                      3,485
                                                              -------------
---------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (3.1%)
  Bharat Heavy Electricals Ltd.                  5,928,286           13,409
                                                              -------------
---------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS  (1.5%)
  Hughes Software Systems Ltd.                     150,000            3,884
  Siemens India Ltd.                               446,825            2,766
                                                              -------------
                                                                      6,650
                                                              -------------
---------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (0.0%)
  Renewable Energy Ltd.                             47,800               -- @
                                                              -------------
---------------------------------------------------------------------------
FOOD PRODUCTS (5.1%)
  Britannia Industries Ltd.                        504,901            7,241
  Nestle India Ltd.                                107,320            1,147
  SmithKline Beecham
    Consumer Healthcare Ltd.                       755,641            6,509
  Tata Tea Ltd.                                  1,642,610            7,158
                                                              -------------
                                                                     22,055
                                                              -------------
---------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE (0.9%)
  Indian Hotels Co., Ltd.                          790,184            4,009
                                                              -------------
---------------------------------------------------------------------------
HOUSEHOLD DURABLES (0.4%)
  Carrier Aircon Ltd.                              549,123            1,106
  Samtel Colour Ltd.                               559,500              474
                                                              -------------
                                                                      1,580
                                                              -------------
---------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (0.5%)
  India-Info.com Private Co., Ltd.                 532,875            2,225
                                                              -------------
---------------------------------------------------------------------------
IT CONSULTING & SERVICES (20.9%)
  HCL Technologies Ltd.                             98,550            2,471
  Infosys Technologies Ltd.                        544,045           86,891
  Subex Systems Ltd.                               194,912            1,522
                                                              -------------
                                                                     90,884
                                                              -------------
---------------------------------------------------------------------------

                                                                     VALUE
                                                    SHARES            (000)
---------------------------------------------------------------------------
MACHINERY (2.7%)
  Chicago Pneumatic India Ltd.                     274,940    U.S.$     337
  Cummins India Ltd.                             1,008,313            7,595
  Escorts Ltd.                                     742,466            1,345
  Lakshmi Synthetic Machinery
    Manufacturers Ltd.                             137,700               20
  Revathi-CP Equipment Ltd.                        277,800            1,341
  Shriram Honda Power
    Equipment Ltd.                                 318,330              485
  Thermax India Ltd.                               499,687              805
                                                              -------------
                                                                     11,928
                                                              -------------
---------------------------------------------------------------------------
MEDIA (2.1%)
  New Delhi Television Ltd.                        333,300              979
  Zee Telefilms Ltd.                               828,919            8,093
                                                              -------------
                                                                      9,072
                                                              -------------
---------------------------------------------------------------------------
OIL & GAS (2.5%)
  Bharat Petroleum Corp., Ltd.                     673,869            2,381
  Castrol (India) Ltd.                             683,434            3,510
  Hindustan Petroleum Corp., Ltd.                2,099,211            4,938
                                                              -------------
                                                                     10,829
                                                              -------------
---------------------------------------------------------------------------
PERSONAL PRODUCTS (2.2%)
  Colgate-Palmolive (India) Ltd.                   768,652            2,654
  Indian Shaving Products Ltd.                      29,732              485
  Procter & Gamble Hygiene and Health Care Ltd.    134,294            1,836
  Reckitt & Coleman of India Ltd.                  780,778            4,680
                                                              -------------
                                                                      9,655
                                                              -------------
---------------------------------------------------------------------------
PHARMACEUTICALS (8.1%)
  Alfa-Laval (India) Ltd.                          454,515            1,790
  Aurobindo Pharmaceuticals Ltd.                   182,391            1,589
  Cipla Ltd.                                       755,385           11,284
  Dabur India Ltd.                                 641,007            8,346
  E. Merck (India) Ltd.                            336,125            2,557
  Hoechst Marion Roussel Ltd.                      234,505            2,144
  Lupin Laboratories Ltd.                          643,759            2,547
  Parke-Davis (India) Ltd.                         120,348              772
  Pfizer Ltd.                                      127,863            1,570
  Strides Arcolab Ltd.                             585,000            2,799
                                                              -------------
                                                                     35,398
                                                              -------------
---------------------------------------------------------------------------
ROAD & RAIL (2.1%)
  Container Corp. of India Ltd.                  3,514,718            9,173
                                                              -------------
---------------------------------------------------------------------------
SOFTWARE (1.4%)
  Fujitsu ICIM Ltd.                                225,054              759
  Polaris Software Lab Ltd.                        109,616            1,415
  Tata Infotech Ltd.                               107,764              559
  VisualSoft Technologies Ltd.                     117,581            3,564
                                                              -------------
                                                                      6,297
                                                              -------------
---------------------------------------------------------------------------
SPECIALTY RETAIL (0.7%)
  Titan Industries Ltd.                          2,596,168    U.S.$   2,826
                                                              -------------
---------------------------------------------------------------------------
TEXTILES & APPAREL (0.4%)
  Bata India Ltd.                                  140,024              146
  Delta International Ltd.                         570,000               -- @
  Mahavir Spinning Mills Ltd.                       10,000                9
  Shopper Stop                                     444,400            1,546
                                                              -------------
                                                                      1,701
                                                              -------------
---------------------------------------------------------------------------
TOBACCO (0.8%)
  ITC Ltd.                                         221,516            3,455
                                                              -------------
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost U.S.$410,912)                                               380,913
                                                              -------------
---------------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (9.1%)
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (9.1%)
(a)Chase Securities, Inc., 6.25% dated
    9/29/00, due 10/02/00
  (Cost U.S.$39,685)                 U.S.$          39,685           39,685
                                                              -------------
---------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.0%)
  Indian Rupee
  (Cost U.S.$358)                    INR             7,471              163
                                                              -------------
---------------------------------------------------------------------------
TOTAL INVESTMENTS (96.6%)
    (Cost U.S.$450,955)                                             420,761
                                                              -------------
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (3.4%)
  Other Assets                       U.S.$          57,759
  Liabilities                                      (42,984)          14,775
                                     ---------------------    -------------
---------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 28,418,292, issued and
    outstanding U.S.$0.01 par value shares
    (100,000,000 shares authorized)                       U.S.$     435,536
                                                          =================
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                 U.S.$       15.33
                                                          =================
---------------------------------------------------------------------------

  (a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

    @ -- Value is less than U.S.$500.
September 30, 2000 exchange rate - Indian Rupee (INR) 45.980= U.S.$ 1.00.



                                       6